QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 29, 2016
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2016 and 2015 (in thousands, except per share amounts):

	Fiscal Year 2016 Quarters Ended
	Sept. 23	Dec. 23	March 23	June 29
Revenues	$762,559	$788,610	$824,639	$881,681
Income before provision for income taxes	$48,753	$68,272	$78,150	$91,212
Net income	$33,207	$47,694	$57,502	$62,342
Basic net income per share	$0.55	$0.81	$1.01	$1.12
Diluted net income per share	$0.54	$0.80	$1.00	$1.11
Basic weighted average shares outstanding	60,225	59,198	56,673	55,657
Diluted weighted average shares outstanding	61,208	59,899	57,407	56,394

	Fiscal Year 2015 Quarters Ended
	Sept. 24	Dec. 24	March 25	June 24
Revenues	$711,018	$742,898	$784,215	$764,147
Income before provision for income taxes	$47,814	$58,744	$96,316	$81,403
Net income	$32,738	$41,306	$65,427	$57,223
Basic net income per share	$0.51	$0.65	$1.04	$0.94
Diluted net income per share	$0.49	$0.64	$1.02	$0.92
Basic weighted average shares outstanding	64,668	63,590	62,891	61,132
Diluted weighted average shares outstanding	66,263	64,963	64,091	62,294